RELATED PARTY TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
		Oct. 16, 2017 USD ($) $ / shares	Sep. 30, 2020 USD ($) MWh facility GWh $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Management service costs	[1]			$ 135,000	$ 94,000	$ 86,000
Energy marketing fees				20,000	24,000	24,000
Average price per MWh | MWh			127
Initial expiry date of power purchase agreements			2026
Reduction in price per MWh, tranche two | MWh			5.03
Number of facilities, all energy purchased | facility			2
Power purchase agreement GLHA
Disclosure of detailed information about borrowings [line items]
Annual increment as % of CPI			20.00%
Power purchase agreement, term			20 years
Power purchase agreement Lievre power
Disclosure of detailed information about borrowings [line items]
Power purchase agreement, term			20 years
Power Purchase Agreement Hydro Pontiac
Disclosure of detailed information about borrowings [line items]
Power purchase agreement, term			20 years
Power purchase agreement wind levelization
Disclosure of detailed information about borrowings [line items]
Power purchase agreement, term			10 years
Brookfield Renewable
Disclosure of detailed information about borrowings [line items]
Management fee fixed component quarterly			$ 5,000
Capitalization for management fees				18,000,000
Initial capitalization for management fees				8,000,000
Management fee fixed component				22,000
Management service costs				$ 135,000	94,000	$ 86,000
Energy marketing fees			$ 18,000
Consideration transferred, acquisition-date fair value							$ 420,000
Brookfield Renewable | Power purchase agreement GLPL
Disclosure of detailed information about borrowings [line items]
Average price per MWh | MWh			100
Average price adjustment fixed rate percent			3.00%
Initial expiry date of power purchase agreements			2029
Extension year			2044
Option to extend a fixed price commitment, per MWh | MWh			60
Brookfield Renewable | Power purchase agreement MPT
Disclosure of detailed information about borrowings [line items]
Average price adjustment fixed rate percent			3.00%
Initial expiry date of power purchase agreements			2029
Brookfield Renewable | Power purchase agreement BPUSHA
Disclosure of detailed information about borrowings [line items]
Eletricity prices | MWh			75
Annual increment as % of CPI			40.00%
Maximum annual increment in power purchase agreements			3.00%
Reduction in price per MWh, tranche one | MWh			3
Brookfield Renewable | Power purchase agreement GLHA
Disclosure of detailed information about borrowings [line items]
Eletricity prices | MWh			37
Brookfield Renewable | Power purchase agreement Lievre power
Disclosure of detailed information about borrowings [line items]
Eletricity prices | MWh			68
Annual increment as % of CPI			40.00%
Maximum annual increment in power purchase agreements			3.00%
Brookfield Renewable | Power purchase agreement hydro pontiac one
Disclosure of detailed information about borrowings [line items]
Initial expiry date of power purchase agreements			2029
Eletricity prices | MWh			68
Annual increment as % of CPI			40.00%
Commencement date of power purchase agreements			2019
Brookfield Renewable | Power purchase agreement wind levelization
Disclosure of detailed information about borrowings [line items]
Expected generation | GWh			506
TERP Brookfield Master Services Agreement
Disclosure of detailed information about borrowings [line items]
Management fee fixed component quarterly		$ 3,750
Average price adjustment fixed rate percent		0.3125%
weighted average trading price of a share of common stock | $ / shares			$ 9.52
TERP Brookfield Master Services Agreement | First Four Quarters
Disclosure of detailed information about borrowings [line items]
Management fee fixed component quarterly		$ 2,500
Average price adjustment fixed rate percent		0.3125%
TERP Brookfield Master Services Agreement | Next Four Quarters
Disclosure of detailed information about borrowings [line items]
Management fee fixed component quarterly		$ 3,000
Average price adjustment fixed rate percent		0.3125%
Sponsor Line Agreement
Disclosure of detailed information about borrowings [line items]
Consideration transferred, acquisition-date fair value					$ 86,000
Sponsor Line Agreement | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		0.50%
Sponsor Line Agreement | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		3.00%
Sponsor Line Agreement | Letter Of Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan amount from sponser		$ 500,000
New Terra LLC Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of Class A Unit Holders		75.00%
Percentage of IDR Pro Rata Units		25.00%
New Terra LLC Agreement [Member] | IDRs pro rata [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary		15.00%
New Terra LLC Agreement [Member] | Class A units [Member]
Disclosure of detailed information about borrowings [line items]
Dividends recognised as distributions to owners per share | $ / shares		$ 0.12
Proportion of ownership interest in subsidiary		85.00%
New Terra LLC Agreement [Member] | First Distribution Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Dividends recognised as distributions to owners per share | $ / shares		$ 0.93
New Terra LLC Agreement [Member] | Second Distribution Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Dividends recognised as distributions to owners per share | $ / shares		$ 1.05

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).